SEGMENT INFORMATION - Narrative (Details) - segment	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Concentration Risk [Line Items]
Number of operating segments	1
Revenue Benchmark | Geographic Concentration Risk | U. S.
Concentration Risk [Line Items]
Concentration risk (in percent)	100.00%	100.00%